Flight Equipment Held For Operating Leases, Net (Movements In Flight Equipment Held For Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Net book value at beginning of period	$ 8,085,947	$ 7,261,899
Additions	2,314,908	1,825,937
Depreciation	(1,253,325)	(336,888)
Impairment (Note 24)	(21,828)	(25,616)	(12,625)
Disposals	(306,985)	(606,495)
Transfers to investment in finance and sales-type leases/inventory/held for sale	(145,487)	(32,890)
Net book value at end of period	31,984,668	8,085,947	7,261,899
Accumulated depreciation at December 31, 2014 and 2013	(2,591,000)	(1,337,675)
ILFC [Member]
Property, Plant and Equipment [Line Items]
ILFC Transaction	24,038,423
GFL [Member]
Property, Plant and Equipment [Line Items]
GFL Transaction	$ (726,985)